Shareholders' equity - Perpetual subordinated notes (Details) - Perpetual subordinated note, 2.625%, maturity callable after 10 years € in Millions	1 Months Ended
Feb. 28, 2025 EUR (€)
Shareholders' equity
Redemption of outstanding nominal amount	€ 1,082
Interest rate (as percent)	2.625%